Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	333-267740
Entity Registrant Name	GLOBAL-SMART.TECH INC.
Entity Central Index Key	0001940243
Entity Tax Identification Number	98-1664763
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Kava b.b.
Entity Address, City or Town	Tivat
Entity Address, Country	ME
Entity Address, Postal Zip Code	85320
City Area Code	205
Local Phone Number	2165924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
extended transition period	false